COLUMBIA ACORN TRUST

Columbia Acorn® Fund

Columbia Acorn International®

Columbia Acorn USA®

Columbia Acorn International SelectSM

Columbia Acorn SelectSM

Columbia Thermostat FundSM

Columbia Acorn Emerging Markets FundSM

Columbia Acorn European FundSM

(the “Funds”)

Supplement dated April 1, 2014 to the Funds’ Prospectuses

and Statement of Additional Information (“SAI”) dated May 1, 2013, as supplemented

Effective March 31, 2014, Charles P. McQuaid stepped down from his roles as the President and Chief Investment Officer of CWAM and the lead portfolio manager of Columbia Acorn Fund. Accordingly, the prospectuses and SAI for the Funds are hereby supplemented as follows:

•	The prospectus for Columbia Acorn Fund is supplemented to reflect that (i) effective April 1, 2014, Robert A. Mohn is the lead portfolio manager of Columbia Acorn Fund and the Domestic Chief Investment Officer of Columbia Wanger Asset Management, LLC (“CWAM”) and (ii) David L. Frank, a CWAM analyst since 2002, is the co-portfolio manager of Columbia Acorn Fund, effective January 1, 2014, and a Vice President of Columbia Acorn Trust (the “Trust”), effective March 11, 2014.

•	The prospectus for Columbia Acorn USA is supplemented to reflect that (i) effective April 1, 2014, Robert A. Mohn is the Domestic Chief Investment Officer of CWAM and (ii) William J. Doyle, a CWAM analyst since 2006, is the co-portfolio manager of Acorn USA, effective January 1, 2014, and a Vice President of the Trust, effective March 11, 2014.

•	The prospectus for Columbia Thermostat Fund is hereby supplemented to reflect that (i) effective March 31, 2014, Charles P. McQuaid stepped down as the President of CWAM and the President of the Trust but remains the lead portfolio manager of Columbia Thermostat Fund and a Vice President of the Trust and (ii) effective January 1, 2014, Christopher J. Olson, the lead portfolio manager of Columbia Acorn International Select since 2001, is the co-portfolio manager of Columbia Thermostat Fund.

•	The prospectuses for Columbia Acorn Emerging Markets Fund and Columbia Acorn International are supplemented to reflect that, effective April 1, 2014, P. Zachary Egan is the President of the Trust and the President and International Chief Investment Officer of CWAM.

•	The SAI for each of the Funds is supplemented to reflect that (i) effective March 31, 2014, Charles P. McQuaid stepped down as the President and Chief Investment Officer of CWAM and as the President of the Trust, and is a Vice President of the Trust and (ii) effective April 1, 2014, P. Zachary Egan is the President of the Trust and the President and International Chief Investment Officer of CWAM and Robert A. Mohn is the Domestic Chief Investment Officer of CWAM.

The changes described above are identical to expected changes described in the supplement dated November 1, 2013 to the Funds’ prospectuses and SAI.

Shareholders should retain this Supplement for future reference.

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